Summary of Significant Accounting Policies - Summary of Company's Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - Interest Rate Cap [Member] - USD ($)
$ in Thousands
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Interest rate caps	$ 376	$ 1,147	$ 1,711
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Interest rate caps	$ 376	$ 1,147	$ 1,711